Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Summary Of Significant Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with US GAAP. The basis of accounting differs from that used in the statutory accounts of the Company, which are prepared in accordance with the accounting principles of the PRC (“PRC GAAP”). The Company’s functional currency is the Chinese Renminbi (“RMB”); however the accompanying consolidated financial statements have been translated and presented in United States Dollars (“USD”). All significant intercompany transactions and balances have been eliminated.

As reflected in the accompanying financial statements, the Company has accumulated deficit of $2,168,473, a working capital deficit and cash outflow from operating activities of $9,897,839 and $1,922,554 at March 31, 2014. This raises substantial doubt about its ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital and implement its business plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Management intends to provide the Company with additional loans as needed and is seeking a merger target to implement its strategic plans. Management feels these actions provide the opportunity for the Company to continue as a going concern.

Basis of Presentation

The accompanying financial statements have been prepared in conformity with US GAAP and are presented in US dollars.

As reflected in the accompanying consolidated financial statements, the Company had a net loss of $874,831 for the year ended December 31, 2013 and has cash and cash equivalents, short-term loans, and an accumulated deficit of $667,024, 15,416,339, and $2,067,646 at December 31, 2013, respectively. These matters raise substantial doubt about the company’s ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company’s ability to further implement its business plan, raise additional capital, and generate more revenues. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Interim Financial Statements
Interim Financial Statements

These unaudited financial statements as of and for the three months ended March 31, 2014 and 2013 reflect all adjustments which, in the opinion of management, are necessary to present fairly the financial position, results of operations and cash flows for the periods presented in accordance with the accounting principles generally accepted in the United States of America. All adjustments are of a normal recurring nature.

These interim financial statements should be read in conjunction with the Company’s financial statements and notes thereto for the years ended December 31, 2013 and 2012 included in the Company’s Form 10-K filed with the United States Securities and Exchange Commission on March 14, 2014. The Company assumes that the users of the interim financial information herein have read, or have access to, the audited financial statements for the preceding period, and that the adequacy of additional disclosure needed for a fair presentation may be determined in that context. The results of operations for the three month period ended March 31, 2014 are not necessarily indicative of results for the entire year ending December 31, 2014.

Use of Estimates
Use of Estimates

The preparation of these financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and the related disclosure of contingent assets and liabilities at the date of these financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Accordingly, actual results may differ from these estimates. Significant estimates include the useful lives of property and equipment, land use rights, and assumptions used in assessing impairment for long-term assets.

Use of Estimates

The preparation of the unaudited financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses, and the related disclosures at the date of the financial statements and during the reporting period. Actual results could materially differ from these estimates. Significant estimates for the years ended December 31, 2013 and 2012 include the allowance for doubtful accounts, the allowance for obsolete inventory, the useful life of property and equipment and intangible assets, assumptions used in assessing impairment of long-term assets and valuation of deferred tax assets, and accruals for taxes due.

Restrictions of Transfer of Assets Out of the PRC
Restrictions of Transfer of Assets Out of the PRC

Dividend payments by Laifeng Anpulo are limited by certain statutory regulations in the PRC. No dividends may be paid by Laifeng Anpulo without first receiving prior approval from the Foreign Currency Exchange Management Bureau. Dividend payments are restricted to 90% of profits, after tax.

Restrictions of Transfer of Assets Out of the PRC

Dividend payments by Laifeng Anpulo are limited by certain statutory regulations in the PRC. No dividends may be paid by Laifeng Anpulo without first receiving prior approval from the Foreign Currency Exchange Management Bureau. Dividend payments are restricted to 90% of profits, after tax.

Principles of Consolidation
Principles of Consolidation

Pursuant to US GAAP, Anpulo Laifeng is the VIE of the Company and the Company is the primary beneficiary of the VIE. Accordingly, the VIE has been consolidated in the Company’s financial statements.

Based on various VIE agreements, the Company is able to exercise control over the VIE, and obtain the financial interests such as the periodic income of the VIE through the EMA, PEA, and OA and to acquire the net assets of VIE through purchase of their equities at essentially no cost. The Company therefore concluded that its interest in the VIE is not a non-controlling interest and therefore is not classified as such. Based on the Exclusive Agreements the amount of controlling interest of the Anpulo Laifeng shareholders, who are holding shares of the VIE for the Company, is zero. They exercise no controls over the VIE and no financial interests of ownership are due to them either for periodic income or the net assets.

Collaborative Arrangements
Collaborative Arrangements

On March 29, 2011, Anpulo Laifeng and Tianli Agritech Inc. (“Tianli”) executed a strategic cooperation agreement (the “Strategic Cooperation Agreement”) which outlined two companies’ plan of cooperation. On August 1 and August 30, 2011, Anpulo Laifeng entered into a collaborative agreement and a supplemental agreement (the “Collaboration Agreements”) with Tianli, pursuant to which, Tianli established retail operations within the retail facilities with whom Anpulo Laifeng had ongoing business arrangements, and used the trademark “Tianli An Puluo” at Tianli’s retail sales departments in local major supermarkets in greater Wuhan City. These Collaborative Agreements were terminated as of June 15, 2012. Under the Collaborative Agreements, Tianli was the principal in the transaction and recorded revenues when Anpulo Laifeng sold products its customers and, Tianli and Anpulo Laifeng shared the net income of the collaborative retail business on a ratio of 60% to Tianli and 40% to Anpulo Laifeng.

On June 15, 2012, upon the termination of the Strategic Cooperation Agreement and the Collaboration Agreements, Anpulo Laifeng assumed the receivable as of June 15, 2012, along with all assets and liabilities generated and incurred with the retail operations under the Collaborative Arrangement.

According to the agreement, Anpulo Laifeng and Tianli share the net income of the collaborative retail business on a ratio of 40% to the Company and 60% to Tianli. Profit sharing from the collaborative arrangement during the years ended December 31, 2013 and 2012 was $0 and $15,672.

Cash and Cash Equivalents
Cash and Cash Equivalents

For purposes of the statements of cash flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less and money market accounts to be cash equivalents. The Company maintains cash and cash equivalents with various financial institutions mainly in the PRC and the U.S. As of March 31, 2014 and December 31, 2013, balances in banks in the PRC of $1,342,561 and $667,024, respectively, are uninsured.

Cash and Cash Equivalents

For purposes of the statements of cash flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less and money market accounts to be cash equivalents. The Company maintains cash and cash equivalents with various financial institutions mainly in the PRC and the U.S. As of December 31, 2013 and 2012, balances in banks in the PRC of $667,024 and $407,323, respectively, are uninsured.

Basic and Diluted Loss per Share
Basic and Diluted Loss per Share

The Company reports loss per share in accordance with FASB ASC 260 “Earnings per share”. The Company’s basic earnings per share are computed using the weighted average number of shares outstanding for the periods presented. Diluted earnings per share are computed based on the assumption that any dilutive options or warrants were converted or exercised. Dilution is computed by applying the treasury stock method. Under this method, the Company’s outstanding stock warrants are assumed to be exercised, and funds thus obtained were assumed to be used to purchase common stock at the average market price during the period. There were no dilutive instruments outstanding during the three months ended March 31, 2014 and 2013. However, if present, a separate computation of diluted loss per share would not have been presented, as these common stock equivalents would have been anti-dilutive due to the Company's net loss.

Basic and Diluted Loss per Share

The Company reports loss per share in accordance with FASB ASC 260 “Earnings per share”. The Company’s basic earnings per share are computed using the weighted average number of shares outstanding for the periods presented. Diluted earnings per share are computed based on the assumption that any dilutive options or warrants were converted or exercised. Dilution is computed by applying the treasury stock method.  Under this method, the Company’s outstanding stock warrants are assumed to be exercised, and funds thus obtained were assumed to be used to purchase common stock at the average market price during the period. There were no dilutive instruments outstanding during the years ended December 31, 2013 and 2012. However, if present, a separate computation of diluted loss per share would not have been presented, as these common stock equivalents would have been anti-dilutive due to the Company's net loss.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

Effective January 1, 2008, the Company adopted ASC 820, Fair Value Measurements and Disclosure (“ASC 820”) for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements, establishes a framework for measuring fair value and expands disclosure about such fair value measurements. The adoption of ASC 820 did not have an impact on the Company’s financial position or operating results, but did expand certain disclosures.

ASC 820 defines fair value as the price that would be received upon sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1: Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3: Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

The following tables present information about investment held for trading measured at fair value on a nonrecurring basis as of March 31, 2014 and December 31, 2013:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at March 31, 2014	Gain (Loss)
Investment in gold held for trading	$24,849	$-	$-	$24,849	$(7,849)

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2013	Gain (Loss)
Investment in gold held for trading	$32,914	$-	$-	$32,914	$-

The carrying amounts reported in the balance sheets for cash and cash equivalents, accounts receivable, inventories, advances to suppliers, prepaid expenses, short-term loans, accounts payable, accrued expenses, advances from customers, taxes payable approximate their fair market value based on the short-term maturity of these instruments.

Fair Value of Financial Instruments

The Company adopted the guidance of ASC Topic 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The following tables present information about investment held for trading measured at fair value on a nonrecurring basis as of December 31, 2013 and 2012:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2013	Gain (Loss)
Investment in gold held for trading	$32,914	$-	$-	$32,914	$-

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2012	Gain (Loss)
Investment in gold held for trading	$-	$-	$-	$-	$-

The Company conducted an impairment assessment on the investment held for trading based on the guidelines established in FASB ASC Topic 360 to determine the estimated fair market value of the investment as of December 31, 2013. Upon completion of its 2013 impairment analysis, the Company determined that the carrying value did not exceed the fair market value on equipment which is held for sale. The Company did not record impairment charge at December 31, 2013.

The carrying amounts reported in the balance sheets for cash and cash equivalents, accounts receivable, inventories, advances to suppliers, prepaid expenses and other, short-term loans, accounts payable, accrued expenses, advances from customers, VAT and service taxes payable and income taxes payable approximate their fair market value based on the short-term maturity of these instruments.

ASC Topic 825-10 “Financial Instruments” allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. The Company did not elect to apply the fair value option to any outstanding instruments.

Investment in Gold - Held for Trading
Investment in Gold – Held for Trading

Marketable investment instruments are generally designated as investment held for trading. Investments held for trading are measured at fair value, whereby gains and losses resulting from changes in fair value are recognized to profit or loss. The Company holds investments in gold for trading purposes. As of March 31, 2014 and December 31, 2013, the Company holds investment for trading of $24,849 and $32,914, respectively. The loss resulting from changes in fair value are recognized to profit or loss during the three months ended March 31, 2014 and 2013was ($7,849) and $0, respectively.

Investment in Gold – Held for Trading

Marketable investment instruments are generally designated as investment held for trading. Investments held for trading are measured at fair value, whereby gains and losses resulting from changes in fair value are recognized to profit or loss. The Company holds investments in gold for trading purposes. As of December 31, 2013 and 2012, the Company holds investment for trading of $32,914 and $0, respectively. No gain or loss resulting from changes in fair value are recognized to profit or loss during the years of 2013 and 2012.

Accounts Receivable
Accounts Receivable

Accounts receivable are presented net of an allowance for doubtful accounts. The Company maintains allowances for doubtful accounts for estimated losses. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, a customer’s historical payment history, its current credit-worthiness and current economic trends. Accounts are written off after exhaustive efforts at collection. At March 31, 2014 and December 31, 2013, the Company has established, based on a review of its outstanding balances, an allowance for doubtful accounts in the amounts of $109,005 and $58,367, respectively.

Accounts Receivable

Accounts receivable are presented net of an allowance for doubtful accounts. The Company maintains allowances for doubtful accounts for estimated losses. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, a customer’s historical payment history, its current credit-worthiness and current economic trends. Accounts are written off after exhaustive efforts at collection. At December 31, 2013 and 2012, the Company has established, based on a review of its outstanding balances, an allowance for doubtful accounts in the amounts of $58,367 and $45,067, respectively.

Inventories
Inventories

Inventories, consisting of raw materials, work in process and finished goods related to the Company’s products are stated at the lower of cost or market utilizing the weighted average method. An allowance is established when management determines that certain inventories may not be saleable. If inventory costs exceed expected market value due to obsolescence or quantities in excess of expected demand, the Company will record reserves for the difference between the cost and the market value. These reserves are recorded based on estimates. The Company did not record inventory reserve at March 31, 2014 and December 31, 2013.

Inventories

Inventories, consisting of raw materials, work in process and finished goods related to the Company’s products are stated at the lower of cost or market utilizing the weighted average method. An allowance is established when management determines that certain inventories may not be saleable. If inventory costs exceed expected market value due to obsolescence or quantities in excess of expected demand, the Company will record reserves for the difference between the cost and the market value. These reserves are recorded based on estimates. The Company did not record inventory reserve at December 31, 2013 and 2012.

Advances to Suppliers
Advances to Suppliers

Advances to suppliers represent the cash paid in advance for the purchase of raw material from suppliers. The advance payments are intended to ensure preferential pricing and delivery. The amounts advanced under such arrangements totaled $261,920 and $255,879 as of March 31, 2014 and December 31, 2013, respectively.

Advances to Suppliers

Advances to suppliers represent the cash paid in advance for the purchase of raw material from suppliers. The advance payments are intended to ensure preferential pricing and delivery. The amounts advanced under such arrangements totaled $255,879 and $35,657 as of December 31, 2013 and 2012, respectively.

Other Current Assets
Other Current Assets

Other current assets represent the cash held in personal bank accounts. Most of the Company’s business activities are with peasant farmers and of necessity such transactions are carried out in cash. Corporate bank accounts in the PRC generally have cumbersome procedures for cash deposits and withdrawals. However, such cumbersome procedures are not applicable to personal bank accounts. For this reason, many companies that deal with a significant volume of cash activities often arrange to have a personal bank account established in the name of a trusted employee to facilitate such transactions. The Company’s rights to its funds held in such account are documented through a formal agreement with the individual nominally listed as the account owner. Since 2005, the Company kept a certain amount of cash in personal bank accounts established in the names of its cashiers, accountants, and Chief Executive Officer for the purpose of cash maintenance and management. The Company’s cashier, accountants, and Chief Executive Officer were maintaining and managing cash of $2,413,180 and $729,355 on behalf of the Company as of March 31, 2014 and December 31, 2013.

Other Current Assets

Other current assets represent the cash held in personal bank accounts. Most of the Company’s business activities are with peasant farmers and of necessity such transactions are carried out in cash. Corporate bank accounts in the PRC generally have cumbersome procedures for cash deposits and withdrawals. However, such cumbersome procedures are not applicable to personal bank accounts. For this reason, many companies that deal with a significant volume of cash activities often arrange to have a personal bank account established in the name of a trusted employee to facilitate such transactions. The Company’s rights to its funds held in such account are documented through a formal agreement with the individual nominally listed as the account owner. Since 2005, the Company kept a certain amount of cash in personal bank accounts established in the names of its cashiers, accountants, and Chief Executive Officer for the purpose of cash maintenance and management. The Company’s cashier, accountants, and Chief Executive Officer were maintaining and managing cash of $729,355 and $215,430 on behalf of the Company as of December 31, 2013 and 2012.

Plant and Equipment
Plant and Equipment

Plant and equipment are carried at cost and are depreciated on a straight-line basis over the estimated useful lives of the assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. The Company examines the possibility of decreases in the value of fixed assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Included in property and equipment is construction-in-progress which consisted of factory improvements and machinery pending installation and includes the costs of construction, machinery and equipment, and any interest charges arising from borrowings used to finance these assets during the period of construction or installation of the assets. No provision for depreciation is made on construction-in-progress until such time as the relevant assets are completed and ready for their intended use.

Estimated useful lives of the Company’s assets are as follows:

Useful Life
Buildings	20 years
Vehicles	5 ~ 8 years
Office equipment	5 years
Operating equipment	4 ~ 10 years

Plant and Equipment

Plant and equipment are carried at cost and are depreciated on a straight-line basis over the estimated useful lives of the assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. The Company examines the possibility of decreases in the value of fixed assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Included in property and equipment is construction-in-progress which consisted of factory improvements and machinery pending installation and includes the costs of construction, machinery and equipment, and any interest charges arising from borrowings used to finance these assets during the period of construction or installation of the assets. No provision for depreciation is made on construction-in-progress until such time as the relevant assets are completed and ready for their intended use.

Impairment of Long-lived Assets
Impairment of Long-lived Assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. The Company did not record any impairment charge for the three months ended March 31, 2014 and 2013.

Impairment of Long-lived Assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. The Company did not record any impairment charge for the years ended December 31, 2013 and 2012.

Advances from Customers
Advances from Customers

Advances from customers at March 31, 2014 and December 31, 2013 amounted to $98,155 and $59,784, respectively, and consist of prepayments from customers for merchandise that had not yet been shipped. The Company will recognize the deposits as revenue as customers take delivery of the goods and title to the assets is transferred to customers in accordance with the Company’s revenue recognition policy.

Advances from Customers

Advances from customers at December 31, 2013 and 2012 amounted to $59,784 and $74,512, respectively, and consist of prepayments from customers for merchandise that had not yet been shipped. The Company will recognize the deposits as revenue as customers take delivery of the goods and title to the assets is transferred to customers in accordance with the Company’s revenue recognition policy.

Revenue Recognition
Revenue Recognition

Pursuant to the guidance of ASC Topic 605 and ASC Topic 360, the Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the purchase price is fixed or determinable and collectability is reasonably assured. The Company recognizes revenues from the sale of its pork products upon shipment and transfer of title.

Revenue Recognition

Pursuant to the guidance of ASC Topic 605 and ASC Topic 360, the Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the purchase price is fixed or determinable and collectability is reasonably assured. The Company recognizes revenues from the sale of its pork products upon shipment and transfer of title.

Income Taxes
Income Taxes

The Company is governed by the Income Tax Law of the PRC and the U.S. Internal Revenue Code of 1986, as amended. The Company accounts for income taxes using the liability method prescribed by ASC Topic 740, “Income Taxes.” Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Company applied the provisions of ASC 740-10-50, “Accounting for Uncertainty in Income Taxes,” which provides clarification related to the process associated with accounting for uncertain tax positions recognized in our financial statements. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. As of March 31, 2014 and December 31, 2013, the Company had no uncertain tax positions, and will continue to evaluate for uncertain positions in the future.

Income Taxes

The Company is governed by the Income Tax Law of the PRC and the U.S. Internal Revenue Code of 1986, as amended. The Company accounts for income taxes using the liability method prescribed by ASC Topic 740, “Income Taxes.” Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Company applied the provisions of ASC 740-10-50, “Accounting for Uncertainty in Income Taxes,” which provides clarification related to the process associated with accounting for uncertain tax positions recognized in our financial statements. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. As of December 31, 2013 and 2012, the Company had no uncertain tax positions, and will continue to evaluate for uncertain positions in the future.

Shipping and Handling Costs	Shipping and Handling Costs Shipping costs are included in selling expenses and totaled $77,225 and $44,713 for the three months ended March 31, 2014 and 2013, respectively.	Shipping and Handling Costs Shipping costs are included in selling expenses and totaled $264,483 and $205,004 for the years ended December 31, 2013 and 2012, respectively.
Employee Benefits
Employee Benefits

The Company’s operations and employees are all located in the PRC. The Company makes mandatory contributions to the PRC government’s health, retirement benefit and unemployment funds in accordance with the relevant Chinese social security laws. The costs of these payments are charged to the same accounts as the related salary costs in the same period as the related salary costs. Employee benefit costs totaled $58,731 and $27,717 for the three months ended March 31, 2014 and 2013, respectively.

Employee Benefits

The Company’s operations and employees are all located in the PRC. The Company makes mandatory contributions to the PRC government’s health, retirement benefit and unemployment funds in accordance with the relevant Chinese social security laws. The costs of these payments are charged to the same accounts as the related salary costs in the same period as the related salary costs. Employee benefit costs totaled $109,460 and $84,709 for the years ended December 31, 2013 and 2012, respectively.

Advertising Costs
Advertising Costs

Advertising is expensed as incurred and is included in selling, general and administrative expenses on the accompanying statements of income and comprehensive income and totaled $39,773 and $15,544 for the three months ended March 31, 2014 and 2013, respectively.

Advertising Costs

Advertising is expensed as incurred and is included in selling, general and administrative expenses on the accompanying statements of income and comprehensive income and totaled $127,911 and $125,272 for the years ended December 31, 2013 and 2012, respectively.

Foreign Currency Translation
Foreign Currency Translation

The reporting currency of the Company is the U.S. dollar. The functional currency of the Company is the Chinese Renminbi (“RMB”). Results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income. The cumulative translation adjustment and effect of exchange rate changes on cash for the three months ended March 31, 2014 and 2013 was ($10,711) and $4,473, respectively. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

All of the Company’s revenue transactions are transacted in the functional currency. The Company does not enter into any material transaction in foreign currencies. Transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

Asset and liability accounts at March 31, 2014 and December 31, 2013 were translated at 6.1619 RMB to $1.00 and 6.1104 RMB to $1.00, respectively, which were the exchange rates on the balance sheet dates. Equity accounts were stated at their historical rate. The average translation rates applied to the statements of income for the three months ended March 31, 2014 and 2013 were 6.1156 RMB and 6.2769 RMB to $1.00, respectively. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Foreign Currency Translation

The reporting currency of the Company is the U.S. dollar. The functional currency of the Company is the Chinese Renminbi (“RMB”). Results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income. The cumulative translation adjustment and effect of exchange rate changes on cash for the years ended December 31, 2013 and 2012 was $16,042 and $3,030, respectively. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

All of the Company’s revenue transactions are transacted in the functional currency. The Company does not enter into any material transaction in foreign currencies. Transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

Asset and liability accounts at December 31, 2013 and 2012 were translated at 6.1104 RMB to $1.00 and at 6.3011 RMB to $1.00, respectively, which were the exchange rates on the balance sheet dates. Equity accounts were stated at their historical rate. The average translation rates applied to the statements of income for the years ended December 31, 2013 and 2012 were 6.1905 RMB and 6.3034 RMB to $1.00, respectively. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Contingencies
Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company’s management and legal counsel assess such contingent liabilities, and such assessments inherently involve an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material would be disclosed.

Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantee would be disclosed.

Control by Principal Stockholders
Control by Principal Stockholders

Our directors and executive officers and their affiliates or related parties own, beneficially and in the aggregate, the majority of the voting power of the outstanding shares of our common stock. Accordingly, if our directors and executive officers and their affiliates or related parties vote their shares uniformly, they would have the ability to control the approval of most corporate actions, including increasing our authorized capital stock and the dissolution or merger of our company or the sale of our assets.

Control by Principal Stockholders

Our directors and executive officers and their affiliates or related parties own, beneficially and in the aggregate, the majority of the voting power of the outstanding shares of our common stock. Accordingly, if our directors and executive officers and their affiliates or related parties vote their shares uniformly, they would have the ability to control the approval of most corporate actions, including increasing our authorized capital stock and the dissolution or merger of our company or the sale of our assets.

Concentrations of Credit Risks
Concentrations of Credit Risks

The Company’s operations are carried out in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC’s economy. The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivable. Substantially all of the Company’s cash is maintained with state-owned banks within the PRC, and none of these deposits are covered by insurance. The Company has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash in bank accounts. A significant portion of the Company’s sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas; however, concentrations of credit risk with respect to trade accounts receivables is limited due to generally short payment terms. The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk.

At March 31, 2014 and December 31, 2013, the Company’s cash balances by geographic area were as follows:

	March 31, 2014		December 31, 2013
Country:
United States	$-	-	$-	-
China	1,342,561	100%	667,024	100%
Total cash and cash equivalents	$1,342,561	100%	$667,024	100%

Concentrations of Credit Risks

The Company’s operations are carried out in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC’s economy. The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivable. Substantially all of the Company’s cash is maintained with state-owned banks within the PRC, and none of these deposits are covered by insurance. The Company has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash in bank accounts. A significant portion of the Company’s sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas; however, concentrations of credit risk with respect to trade accounts receivables is limited due to generally short payment terms. The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk.

At December 31, 2013 and 2012, the Company’s cash balances by geographic area were as follows:

	December 31,
	2013		2012
Country:
United States	$-	-	$-	-
China	667,024	100%	407,323	100%
Total cash and cash equivalents	$667,024	100%	$407,323	100%

Related Parties
Related Parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions. All transactions are recorded at fair value of the goods or services exchanged.

The amount due from related party was $376,758 and $152,371 as of March 31, 2014 and December 31, 2013, respectively.

Since 2013, the Company made sales of pork products to each of Laifeng Anpulo Yunxing Transportation Co., Ltd., Laifeng Fangchi Hotel and Laifeng Fangchi Paotang Restaurant. The major shareholder of the foregoing three companies, in each case, is Mr. Wenping Luo, the principal stockholder and President and Chief Executive Officer and a director of the Company. As of March 31, 2014 and December 31, 2013, the Company had receivables from these three companies as set forth below:

	March 31, 2014	December 31, 2013
Laifeng Anpulo Yunxing Transportation Co., Ltd.	$262,222	$3,014
Laifeng Fangchi Hotel	111,290	99,724
Laifeng Fangchi Paotang Restaurant	-	49,633
	$373,512	$152,371

As of March 31, 2014 and December 31, 2013, the Company had a prepaid travel advance of $3,246 and $0 to Ms. Jinfeng Hu who is Mr. Wenping Luo’s wife.

Related Parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions. All transactions are recorded at fair value of the goods or services exchanged.

The amount due from related party was $152,371 and $3,791,804 as of December 31, 2013 and 2012, respectively. As of December 31, 2013 and 2012, the Company had a receivable of $0 and $3,791,804 from the Company’s shareholder and Chief Executive Officer, Wenping Luo, for personal loan purposes. Such loans are non-interest bearing and due upon demand. The loans outstanding at December 31, 2012 to related party had been collected before June 30, 2013.

In 2013, the Company made sales of pork products to each of Laifeng Anpulo Yunxing Transportation Co., Ltd., Laifeng Fangchi Hotel and Laifeng Fangchi Paotang Restaurant. The major shareholder of the foregoing three companies, in each case, is Wenping Luo, the principal stockholder and President and Chief Executive Officer and a director of the Company. As of December 31, 2013 and 2012, the Company had receivables from these three companies as set forth below:

•	$3,014 and $0 from Laifeng Anpulo Yunxing Transportation Co., Ltd.
•	$99,724 and $0 from Laifeng Fangchi Hotel.
•	$49,633 and $0 from Laifeng Fangchi Paotang Restaurant.

Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income

Comprehensive income is comprised of net income and all changes to the statements of stockholders’ equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. For the Company, comprehensive income for the three months ended March 31, 2014 and 2013 included net income (loss) and unrealized gains from foreign currency translation adjustments.

Accumulated Other Comprehensive Income

Comprehensive income is comprised of net income and all changes to the statements of stockholders’ equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. For the Company, comprehensive income for the years ended December 31, 2013 and 2012 included net income and unrealized gains from foreign currency translation adjustments.

Segment Information
Segment Information

The Company follows FASB ASC 280-Segment Reporting, which requires that companies disclose segment data based on how management makes decision about allocating resources to segments and evaluating their performance. The Company’s management has determined that as of December 31, 2013 and 2012 their operations are in one segment, that of pork retailing business.

Recent Accounting Pronouncement
Recently Issued Accounting Pronouncements

In April 2014, the Financial Accounting Standards Board (the “FASB”) issued an accounting standard that raises the threshold for disposals to qualify as discontinued operations and requires new disclosures of both discontinued operations and certain other disposals that do not meet the definition of a discontinued operation. The standard revised the definition of a discontinued operation to cover only asset disposals that are considered to be a strategic shift with a major impact on an entity's operations and finances, such as the disposal of a major geographic area or a significant line of business. Application of the standard, which is to be applied prospectively, is required for fiscal years beginning on or after December 15, 2014, and for interim periods within that year. The Company currently plans to adopt the standard in January 2015.

Recent Accounting Pronouncement

In February 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-02 (“ASU 2013-02”) Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income, however it increases disclose requirements for amounts that are reclassified out of accumulated other comprehensive income into net income. ASU 2013-02 is effective for annual and interim periods beginning after December 15, 2012. This guidance was adopted by the Company effective January 1, 2013, and did not have a significant impact on the Company’s financial statements.

In March 2013, the FASB issued ASU 2013-05 “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity.” ASU 2013-05 addresses the accounting for the cumulative translation adjustment when a parent either sells part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. For public entities, the ASU is effective prospectively for fiscal years, and interim periods, within those years, beginning after December 15, 2013. Early adoption is permitted. The adoption of ASU 2013-05 is not expected to have a material impact on the Company’s financial statements.

In July 2013, the FASB issued ASU 2013-11, "Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists." ASU 2013-11 provides guidance on the presentation of unrecognized tax benefits related to any disallowed portion of net operating loss carryforwards, similar tax losses, or tax credit carryforwards, if they exist. ASU 2013-11 is effective for fiscal years beginning after December 15, 2013. The adoption of ASU 2013-11 is not expected to have a material impact on the Company’s financial statements.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its financial condition, results of operations, cash flows or disclosures.

Going Concern
Going Concern

Our consolidated financial statements have been prepared assuming we will continue as a going concern. The report of our independent registered accounting firm on our consolidated financial statements for the year ended December 31, 2013 contained a qualification as to our ability to continue as a going concern. For the year ended December 31, 2013, the Company has incurred a net loss of approximately $0.9 million and cash outflow in operating activities of $3.2 million. The Company also has decreased of $9.8 million in working capital and its cash and cash equivalent and its revenues are not currently sufficient and cannot be projected to cover short-term loans and operating expenses in the coming year. These factors raise substantial doubt as to the ability of the Company to continue as a going concern. Management's plans include attempting to raise funds through debt and equity financings, restructure on-going operations to eliminate inefficiencies to raise cash balance and meet operating needs. Management intends to make every effort to identify and develop sources of funds. Our financial statements do not include any adjustments that might result from the outcome of these uncertainties.